Sep. 07, 2016
VIRTUS TACTICAL ALLOCATION FUND
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated July 29, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to the above-named funds. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to the funds, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the funds. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the funds’ standard subadvisory agreement is implemented, not to exceed 150 days.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield/high-risk (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.